Operating Leases - Schedule of Supplemental Balance Sheet Information (Details)	Mar. 31, 2019 USD ($)
Total operating lease liabilities	$ 585,207
Mann- India Technologies Private Limited [Member]
Operating lease right-of-use assets	579,446
Operating lease liabilities - Current	117,545
Operating lease liabilities - Non Current	467,662
Total operating lease liabilities	$ 585,207